UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21556

Perritt Funds, Inc.
(Exact name of registrant as specified in charter)

300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Michael J. Corbett, 300 South Wacker Drive, Suite 2880, Chicago, IL 60606
(Name and address of agent for service)

312-669-1650
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  July 31, 2015

Item 1. Schedule of Investments.

Perritt MicroCap Opportunities
Schedule of Investments (Unaudited)		July 31, 2015

Shares	COMMON STOCKS - 88.83%	Value
	Aerospace & Defense - 1.24%
223,429	Air Industries Group, Inc.	$2,100,233
336,675	CPI Aerostructures, Inc. (a)	3,030,075
		5,130,308
	Auto Parts & Equipment - 3.13%
220,570	Miller Industries, Inc.	3,862,181
125,000	Motorcar Parts of America, Inc.
	(Acquired 4/24/2012, Cost $968,750) (a)(b)	3,703,750
59,361	Motorcar Parts of America, Inc. (a)	1,758,866
212,599	SORL Auto Parts, Inc. (a)	601,655
250,000	Stoneridge, Inc. (a)	3,042,500
		12,968,952
	Biotechnology - 0.83%
200,000	Trinity Biotech Plc - ADR	3,450,000
		3,450,000
	Building Materials - 2.29%
276,528	Global Brass & Copper Holdings, Inc.	4,659,497
300,000	PGT, Inc. (a)	4,821,000
		9,480,497
	Business Services - 7.80%
302,525	Datalink Corp. (a)	2,051,119
261,400	EPIQ Systems, Inc.	4,326,170
169,393	GP Strategies Corp. (a)	4,859,885
980,085	Innodata Isogen, Inc. (a)	2,558,022
305,000	Newtek Business Services, Inc.	5,804,150
384,486	PCM, Inc. (a)	3,871,774
461,048	PRGX Global, Inc. (a)	1,927,181
498,000	RCM Technologies, Inc.	2,519,880
570,800	Sizmek, Inc. (a)	4,429,408
		32,347,589
	Chemical & Related Products - 3.46%
99,644	Aceto Corp.	2,334,659
158,000	KMG Chemicals, Inc.	3,449,140
207,000	Northern Technologies International Corp. (a)	3,363,750
403,017	OMNOVA Solutions, Inc. (a)	2,607,520
185,625	Trecora Resources (a)	2,591,325
		14,346,394
	Commercial Banks - 4.76%
172,100	Bankwell Financial Group, Inc. (a)	3,077,148
137,000	Berkshire Hills Bancorp, Inc.	3,986,700
111,900	Peoples Bancorp, Inc.	2,354,376
425,250	TriState Capital Holdings, Inc. (a)	5,370,907
272,980	Triumph Bancorp, Inc. (a)	3,838,099
67,800	Veritex Holdings, Inc. (a)	1,118,022
		19,745,252
	Commercial Services & Supplies - 0.94%
232,202	Ennis, Inc.	3,896,350
		3,896,350
	Construction & Engineering - 4.78%
270,000	Comfort Systems USA, Inc.	7,462,800
492,300	Furmanite Corp. (a)	3,209,796
1,500,000	Hill International, Inc. (a)	7,170,000
350,000	MFRI, Inc. (a)	1,967,000
		19,809,596
	Consumer Products - Manufacturing - 5.46%
125,000	Cherokee, Inc.	3,508,750
158,202	Delta Apparel, Inc. (a)	1,944,303
127,300	Flexsteel Industries, Inc.	5,081,816
200,000	Orchids Paper Products Co.	5,048,000
150,630	Superior Uniform Group, Inc.	2,896,615
80,000	Universal Electronics, Inc. (a)	4,147,200
		22,626,684
	Consumer Services - 0.85%
442,500	DHI Group, Inc. (a)	3,526,725
		3,526,725

	Electronic Equipment & Instruments - 1.43%
210,002	Bel Fuse, Inc.	4,636,844
33,237	SL Industries, Inc. (a)	1,301,228
		5,938,072
	Energy & Related Services - 3.63%
530,790	DHT Holdings, Inc.	4,219,781
176,643	Matrix Service Co. (a)	3,423,341
200,000	Newpark Resources, Inc. (a)	1,446,000
109,576	PHI, Inc. (a)	3,038,543
518,888	StealthGas, Inc. (a)	2,921,339
		15,049,004
	Financial Services - 6.99%
1,019,454	Cowen Group, Inc. (a)	5,759,915
182,600	FBR & Co.	4,291,100
600,000	Global Cash Access Holdings, Inc. (a)	3,030,000
206,463	Hennessy Advisors, Inc.	4,114,808
130,000	Liberty Tax, Inc.	3,413,800
221,377	Oppenheimer Holdings, Inc.	5,025,258
270,606	Silvercrest Asset Management Group, Inc. - Class A	3,336,572
		28,971,453
	Food - 5.22%
400,000	Crimson Wine Group Ltd. (a)	3,664,000
420,000	Diversified Restaurant Holdings, Inc. (a)	1,533,000
199,555	Farmer Brothers Co. (a)	4,721,471
148,513	John B. Sanfilippo & Son, Inc.	7,721,191
298,400	Landec Corp. (a)	3,983,640
		21,623,302
	Health Care Providers & Services - 1.66%
275,000	Five Star Quality Care, Inc. (a)	1,243,000
110,000	The Ensign Group, Inc.	5,623,200
		6,866,200
	Industrial Goods - 1.62%
1,400,000	Hudson Technologies, Inc. (a)	4,760,000
125,559	Schnitzer Steel Industries, Inc.	1,972,532
		6,732,532
	Insurance - 5.36%
452,800	Atlas Financial Holdings, Inc. (a)	8,358,688
200,000	Baldwin & Lyons, Inc.	4,664,000
192,607	EMC Insurance Group, Inc.	4,645,681
284,800	United Insurance Holdings Corp.	4,573,888
		22,242,257
	Leisure - 1.34%
900,000	Century Casinos, Inc. (a)	5,562,000
		5,562,000
	Medical Supplies & Services - 4.44%
219,037	Addus Homecare Corp. (a)	5,944,664
169,940	CryoLife, Inc.	1,860,843
199,172	Exactech, Inc. (a)	3,979,457
1,156,000	Liberator Medical Holdings, Inc.	2,485,400
400,000	Syneron Medical Ltd. (a)	4,128,000
		18,398,364
	Oil & Gas - 0.47%
275,000	Hallador Energy Co.	1,936,000
		1,936,000
	Retail - 3.43%
133,200	Big 5 Sporting Goods Corp.	1,466,532
499,100	Christopher & Banks Corp. (a)	1,612,093
198,050	Kirklands, Inc.	5,402,804
307,100	Systemax, Inc. (a)	2,094,422
126,905	Weyco Group, Inc.	3,662,478
		14,238,329
	Semiconductor Related Products - 5.70%
1,497,584	AXT, Inc. (a)	3,519,322
199,040	CyberOptics Corp. (a)	1,168,365
351,000	DSP Group, Inc. (a)	3,064,230
200,000	Integrated Silicon Solution, Inc.	4,386,000
175,800	PDF Solutions, Inc. (a)	2,462,958
600,000	Photronics, Inc. (a)	4,950,000
362,059	Rudolph Technologies, Inc. (a)	4,062,302
		23,613,177

	Software - 3.17%
472,000	American Software, Inc. - Class A	4,351,840
1,969,733	iPass, Inc. (a)	2,147,009
100,000	VASCO Data Security International, Inc. (a)	2,039,000
942,493	Zix Corp. (a)	4,599,366
		13,137,215
	Specialty Manufacturing - 7.28%
55,086	AEP Industries, Inc. (a)	2,663,408
336,447	CECO Environmental Corp.	3,028,023
166,339	Core Molding Technologies, Inc. (a)	3,173,748
110,800	Federal Signal Corp.	1,657,568
262,800	KVH Industries, Inc. (a)	3,227,184
79,200	L.B. Foster Co.	2,324,520
485,300	LSI Industries, Inc.	4,833,588
377,600	Manitex International, Inc. (a)	2,386,432
140,122	Northwest Pipe Co. (a)	2,529,202
175,000	Shiloh Industries, Inc. (a)	1,974,000
100,000	Sparton Corp. (a)	2,386,000
		30,183,673
	Telecommunications - 1.55%
2,077,000	Ceragon Networks Ltd. (a)	2,575,480
550,000	PC-Tel, Inc.	3,877,500
		6,452,980
	TOTAL COMMON STOCKS (Cost $288,604,011)	$368,272,905

	REAL ESTATE INVESTMENT TRUSTS - 5.24%
311,386	City Office Real Estate Investment Trust, Inc.	$3,876,756
205,000	Community Healthcare Trust, Inc. (a)	3,868,350
375,895	Monmouth Real Estate Investment Corp. - Class A	3,766,468
270,812	Physicians Realty Trust	4,343,824
185,797	UMH Properties, Inc.	1,783,651
315,200	Whitestone Real Estate Investment Trust	4,075,536
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $19,121,269)	$21,714,585

Contracts	WARRANTS - 0.00%	Value
	Insurance - 0.00%
	Imperial Holdings, Inc. Warrant
	Expiration: 10/06/2019, Exercise Price $10.75 (a)(d)	$-
	TOTAL WARRANTS (Cost $0)	$-

Shares	SHORT TERM INVESTMENTS - 5.39%	Value
22,354,684	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.11% (c)	$22,354,684
	TOTAL SHORT TERM INVESTMENTS (Cost $22,354,684)	$22,354,684

	Total Investments (Cost $330,079,964) - 99.46%	$412,342,174
	Other Assets in Excess of Liabilities - 0.54%	2,239,664
	TOTAL NET ASSETS - 100.00%	$414,581,838

	Percentages are stated as a percent of net assets.

	ADR American Depository Receipt
	(a) Non-income producing security.

(b) Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") or was acquired in a private placement and, unless registered under the Act, may only be sold pursuantto exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers." The market value of this security is $3,703,750 or 0.89% of the Fund's net assets. This security is deemed to be liquid.

	(c) Variable rate security; the rate shown is the effective rate as of July 31, 2015.

(d) The price for this security was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. This security represents $0.00 or 0.00% of the Fund's Net Assets. This security is classified as Level 2  and was deemed to be illiquid.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

	The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Ultra MicroCap Fund
Schedule of Investments (Unaudited)		July 31, 2015

Shares	COMMON STOCKS - 99.22%	Value
	Aerospace & Defense - 1.61%
43,294	Air Industries Group, Inc.	$406,964
30,000	CPI Aerostructures, Inc. (a)	270,000
65,000	Kratos Defense & Security Solutions, Inc. (a)	354,900
		1,031,864
	Air Transport - 0.43%
34,047	AeroCentury Corp. (a)	274,759
		274,759
	Auto Parts & Equipment - 2.90%
120,000	Supreme Industries, Inc.	988,800
72,697	Unique Fabricating, Inc. (a)	872,364
		1,861,164
	Biotechnology - 1.00%
37,359	Trinity Biotech Plc - ADR	644,443
		644,443
	Building Materials - 0.59%
98,209	Empire Resources, Inc.	378,105
		378,105
	Business Services - 16.72%
625,547	Auxilio, Inc. (a)	644,314
41,542	BG Staffing, Inc.	500,789
290,000	DLH Holdings Corp. (a)	843,900
75,000	Edgewater Technology, Inc. (a)	531,750
167,000	Information Services Group, Inc.	734,800
220,500	Innodata Isogen, Inc. (a)	575,505
262,174	Intrusion, Inc. (a)	432,587
70,200	Newtek Business Services, Inc.	1,335,906
70,404	PC Mall, Inc. (a)	708,968
203,200	Professional Diversity Network, Inc. (a)	410,464
1,980,000	Quadrant 4 Systems Corp. (a)	633,600
70,000	RCM Technologies, Inc.	354,200
195,000	SmartPros Ltd.	386,100
51,953	Transcat, Inc. (a)	490,436
530,000	USA Technologies, Inc. (a)	1,786,100
180,000	WidePoint Corp. (a)	376,200
		10,745,619
	Chemical & Related Products - 1.88%
300,000	Flexible Solutions International, Inc. (a)	333,000
36,000	Northern Technologies International Corp. (a)	585,000
50,000	TOR Minerals International, Inc. (a)	288,000
		1,206,000
	Computers & Electronics - 2.60%
202,900	ADDvantage Technologies Group, Inc. (a)	458,554
95,000	Concurrent Computer Corp.	508,250
120,000	NAPCO Security Technologies, Inc. (a)	705,600
		1,672,404
	Construction & Engineering - 3.97%
70,000	Gencor Industries, Inc. (a)	671,300
196,000	Hill International, Inc. (a)	936,880
15,000	NV5 Holdings, Inc. (a)	362,850
56,166	Willdan Group, Inc. (a)	579,633
		2,550,663
	Consumer Products - Distributing - 2.03%
278,700	FitLife Brands, Inc. (a)	445,920
700,000	LifeVantage Corp. (a)	402,500
200,000	US Auto Parts Network, Inc. (a)	457,000
		1,305,420

	Consumer Products - Manufacturing - 4.45%
175,000	Charles & Colvard Ltd. (a)	252,000
61,767	Cherokee, Inc.	1,733,800
61,100	Crown Crafts, Inc.	494,299
45,000	Hardinge, Inc.	382,500
		2,862,599
	Consumer Services - 1.74%
52,700	Hackett Group, Inc.	674,560
50,000	Xcel Brands, Inc. (a)	442,500
		1,117,060
	Electronic Equipment & Instruments - 4.23%
369,908	AG&E Holdings, Inc. (a)	291,857
17,500	Allied Motion Technologies, Inc.	369,950
102,857	ID Systems, Inc. (a)	574,971
360,000	Iteris, Inc. (a)	666,000
50,000	Richardson Electronics Ltd.	328,500
120,000	Ultralife Corp. (a)	488,400
		2,719,678
	Energy & Related Services - 2.91%
75,000	Dawson Geophysical Co. (a)	309,750
98,500	DHT Holdings, Inc.	783,075
100,000	Mitcham Industries, Inc. (a)	413,000
270,000	Uranium Energy Corp. (a)	361,800
		1,867,625
	Environmental Services - 1.41%
177,795	Fuel Tech, Inc. (a)	323,587
1,166,600	Metalico, Inc. (a)	580,383
		903,970
	Financial Services - 8.58%
95,000	AMREP Corp. (a)	489,250
28,000	First Internet Bancorp	833,560
53,449	Hennessy Advisors, Inc.	1,065,239
50,000	HopFed Bancorp, Inc.	581,500
16,000	Liberty Tax, Inc.	420,160
55,000	Pacific Premier Bancorp (a)	1,045,550
350,000	TheStreet, Inc.	658,000
69,000	Xenith Bankshares, Inc. (a)	422,280
		5,515,539
	Food - 3.84%
140,705	Diversified Restaurant Holdings, Inc. (a)	513,573
18,000	John B. Sanfilippo & Son, Inc.	935,820
133,627	Willamette Valley Vineyards, Inc. (a)	1,015,565
		2,464,958
	Health Care Providers & Services - 0.53%
150,000	Celsion Corp. (a)	342,000
		342,000
	Household Durables - 0.67%
22,000	LGI Homes, Inc. (a)	429,880
		429,880
	Industrial Goods - 1.16%
219,900	Hudson Technologies, Inc. (a)	747,660
		747,660
	Insurance - 3.90%
50,000	Atlas Financial Holdings, Inc. (a)	923,000
128,000	Kingstone Companies, Inc.	979,200
38,000	United Insurance Holdings Corp.	610,280
		2,512,480
	Leisure - 3.11%
180,000	Century Casinos, Inc. (a)	1,112,400
1,750,000	Galaxy Gaming, Inc. (a)	318,675
350,000	Nevada Gold & Casinos, Inc. (a)	567,000
		1,998,075

	Medical Supplies & Services - 3.12%
27,000	Addus Homecare Corp. (a)	732,780
48,500	Birner Dental Management Services, Inc.	655,720
1,000,000	Hooper Holmes, Inc. (a)	165,600
93,000	Synergetics USA, Inc. (a)	449,190
		2,003,290
	Motion Pictures - 1.47%
208,585	Ballantyne Strong, Inc. (a)	949,062
		949,062
	Oil & Gas - 0.96%
274,012	Deep Down, Inc. (a)	191,808
139,400	Enservco Corp. (a)	146,370
40,000	Hallador Energy Co.	281,600
		619,778
	Pharmaceuticals - 2.33%
146,582	Juniper Pharmaceuticals, Inc. (a)	1,495,136
		1,495,136
	Semiconductor Related Products - 4.34%
349,100	AXT, Inc. (a)	820,385
97,500	DSP Group, Inc. (a)	851,175
172,000	inTEST Corp. (a)	739,600
50,000	Ultra Clean Holdings, Inc. (a)	379,000
		2,790,160
	Software - 8.01%
161,800	ARI Network Services, Inc. (a)	517,760
126,883	Asure Software, Inc. (a)	744,803
85,000	BSquare Corp. (a)	547,400
191,962	Digital Turbine, Inc. (a)	466,468
75,000	Evolving Systems, Inc.	632,250
290,000	GlobalSCAPE, Inc.	1,026,600
540,000	iPass, Inc. (a)	588,600
333,000	MeetMe, Inc. (a)	626,040
		5,149,921
	Specialty Manufacturing - 6.81%
183,400	CTI Industries Corp. (a)(d)	640,066
180,888	Data I/O Corp. (a)	524,575
25,000	Hurco Companies, Inc.	782,500
44,000	KVH Industries, Inc. (a)	540,320
190,000	Orbit International Corp. (a)	568,100
98,900	Pioneer Power Solutions, Inc. (a)	655,707
8,400	Tecnoglass, Inc. (a)	106,848
107,000	Xplore Technologies Corp. (a)	559,610
		4,377,726
	Telecommunications - 1.92%
100,000	magicJack VocalTec Ltd. (a)	723,000
660,000	Mobivity Holdings Corp. (a)(b)	511,500
		1,234,500
	TOTAL COMMON STOCKS (Cost $55,576,701)	$63,771,538

Contracts	WARRANTS - 0.00%	Value
	Electronic Equipment & Instruments
249,000	The LGL Group, Inc. Warrant
	Expiration: 8/6/2018, Exercise Price: $7.50 (a)(b)	$2,863
		2,863
	Oil & Gas - 0.00%
35,625	American Standard Energy Corp. Warrant A
	(Acquired 2/24/2011, Cost $0)
	Expiration: 2/1/2016, Exercise Price: $5.00 (a)(b)(c)	–
35,625	American Standard Energy Corp. Warrant B
	(Acquired 2/24/2011, Cost $0)

	Expiration: 2/1/2016, Exercise Price: $6.50 (a)(b)(c)	–
		–
165,000	Telecommunications
	Mobivity Holdings Corp. Warrant
	(Acquired 3/11/2014, Cost $0)
	Expiration: 3/12/2019, Exercise Price $1.20 (a)(b)(c)	–
	TOTAL WARRANTS (Cost $346,104)	$2,863

Shares	SHORT TERM INVESTMENTS - 2.21%	Value
1,415,414	Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.11% (e)	$1,415,414
	TOTAL SHORT TERM INVESTMENTS (Cost $1,415,414)	$1,415,414

	Total Investments (Cost $57,338,219) - 101.43%	$65,189,815
	Liabilities in Excess of Other Assets - (1.43)%	(919,033)
	TOTAL NET ASSETS - 100.00%	$64,270,782

Percentages are stated as a percent of net assets.

American Depository Receipt
(a)	Non-income producing security.
(b)
Security was purchased in a transaction exempt from registration in the U.S. under the Securities Act of 1933 (the "Act") or was acquired in a private placement and, unless registered under the Act, may only be sold pursuant to exemption from registration and, in the case of a Rule 144A offering under the Act, may only be sold to "qualified institutional buyers."

The market value of these securities totals $511,500 or 0.80% of the Fund's net assets. Of these securities, $511,500 or 0.80% of the Fund's Net Assets were deemed to be illiquid.
(c)
The price for these securities was derived from an estimate of fair market value using methods approved by the Fund's Board of Directors. These securities represent $0 or 0.00% of the Fund's Net Assets. These securities were classified as Level 2 and were deemed to be illiquid.

(d)	Affiliated issuer. See Note 11 of the Notes to Financial Statements.
(e)	Variable rate security; the rate shown is the effective rate as of July 31, 2015.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Low Priced Stock Fund
Schedule of Investments (Unaudited)		July 31, 2015

Shares	COMMON STOCKS - 88.05%	Value
	Aerospace & Defense - 0.79%
3,000	Air Industries Group, Inc.	$28,200
		28,200
	Air Transport - 5.20%
3,200	Hawaiian Holdings, Inc. (a)	69,504
5,100	JetBlue Airways Corp. (a)	117,198
		186,702
	Business Services - 2.54%
2,000	Graphic Packaging Holding Co.	30,200
5,500	Information Services Group, Inc.	24,200
3,400	RCM Technologies, Inc.	17,204
1,100	Steelcase, Inc.	19,635
		91,239
	Chemical & Related Products - 1.13%
2,900	Trecora Resources (a)	40,484
		40,484
	Commercial Services & Supplies - 0.62%
2,700	ACCO Brands Corp. (a)	22,086
		22,086
	Communications Equipment - 6.33%
4,000	ClearOne, Inc.	50,760
6,200	Mitel Networks Corp. (a)	58,590
1,200	Qorvo, Inc. (a)	69,540
3,900	Ruckus Wireless, Inc. (a)	48,087
		226,977
	Computers & Electronics - 1.66%
5,800	Brocade Communications Systems, Inc.	59,508
		59,508
	Construction & Engineering - 2.91%
4,300	Gencor Industries, Inc. (a)	41,237
6,600	TRC Companies, Inc. (a)	63,360
		104,597
	Consumer Products - Manufacturing - 2.01%
3,000	Crown Crafts, Inc.	24,270
2,000	Mercer International, Inc. (a)	24,180
1,600	MGP Ingredients, Inc.	23,632
		72,082
	Consumer Services- 2.72%
6,000	TravelCenters of America, LLC (a)	97,560
		97,560
	Commerical Banks - 8.72%
1,800	FNB Corp.	24,822
6,700	Investors Bancorp, Inc.	81,606
3,400	Meridian Bancorp, Inc. (a)	44,336
4,700	TowneBank	82,955
2,000	Triumph Bancorp, Inc. (a)	28,120
5,100	United Community Financial Corp.	26,316
1,500	Veritex Holdings, Inc. (a)	24,735
		312,890
	Electronic Equipment & Instruments - 6.57%
2,600	Control4 Corp. (a)	21,580
3,100	Daktronics, Inc.	35,433
4,600	Orbotech Ltd. (a)	87,584
10,000	TTM Technologies , Inc. (a)	91,299
		235,896
	Energy & Related Services - 1.64%
1,200	DHT Holdings, Inc.	9,540
4,600	Scorpio Tankers, Inc.	49,404
		58,944
	Energy Equipment & Services - 2.67%
10,500	Tsakos Energy Navigation Ltd.	95,760
		95,760
	Financial Services - 4.33%
3,300	Cowen Group, Inc. (a)	18,645
1,800	Hallmark Financial Services, Inc. (a)	19,224
3,500	Janus Capital Group, Inc.	57,330
11,300	Ladenburg Thalmann Financial Services (a)	34,352
2,500	Pzena Investment Management, Inc.	26,000
		155,551
	Health Care Providers & Services - 1.37%
3,400	Select Medical Holdings Corp.	49,062
		49,062

		Insurance - 2.44%
3,200		Atlas Financial Holdings, Inc. (a)	59,072
1,600		CNO Financial Group, Inc.	28,544
			87,616
		Leisure - 2.14%
2,300		Nautilus, Inc. (a)	48,599
2,400		Reading International, Inc. (a)	28,272
			76,871
		Medical Supplies & Services - 4.57%
1,000		AMN Healthcare Services, Inc. (a)	29,430
9,700		Digirad Corp.	42,389
3,600		Merit Medical Systems, Inc. (a)	92,016
			163,835
		Oil & Gas - 3.00%
6,000		Aegean Marine Petroleum Network, Inc.	65,580
4,200		Star Gas Partners LP	41,916
			107,496
		Pharmaceuticals - 4.17%
800		Cambrex Corp. (a)	39,400
10,800		Juniper Pharmaceuticals, Inc. (a)	110,160
			149,560
		Retail - 2.07%
4,200		1-800-Flowers.com, Inc. (a)	41,790
3,200		Stein Mart, Inc.	32,608
			74,398
		Semiconductor Related Products - 8.26%
3,500		Cascade Microtech, Inc. (a)	52,185
7,800		Entegris, Inc. (a)	115,557
8,700		inTEST Corp. (a)	37,410
2,450		Nova Measuring Instruments Ltd. (a)	30,601
4,850		Photronics, Inc. (a)	40,013
1,800		Vishay Intertechnology, Inc.	20,664
			296,430
		Software - 1.78%
3,000		American Software, Inc.	27,660
7,400		Zix Corp. (a)	36,112
			63,772
		Specialty Manufacturing - 6.33%
800		Core Molding Technologies, Inc. (a)	15,264
1,300		Federal Signal Corp.	19,448
6,200		Fox Factory Holding Corp. (a)	98,456
5,000		Mueller Water Products, Inc.	44,650
3,600		Wabash National Corp. (a)	49,464
			227,282
		Telecommunications - 0.88%
2,100		Harmonic, Inc. (a)	12,621
2,700		RR Media Ltd.	18,900
			31,521
		Transportation - 1.20%
6,800		Radiant Logistics, Inc. (a)	43,180
			43,180

		TOTAL COMMON STOCKS (Cost $2,896,796)	$3,159,499

		REAL ESTATE INVESTMENT TRUSTS - 1.88%
1,600		Diamondrock Hospitality Co.	$20,176
3,450		Medical Properties Trust, Inc.	47,162
		TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $66,695)	$67,338

		SHORT TERM INVESTMENTS - 10.91%
391,627		Fidelity Institutional Money Market Funds - Prime Money Market Portfolio, 0.11% (b)	$391,627
		TOTAL SHORT TERM INVESTMENTS (Cost $391,627)	$391,627

		Total Investments (Cost $3,355,118) - 100.84%	$3,618,464
		Liabilities in Excess of Other Assets - (0.84)%	(30,075)
		TOTAL NET ASSETS - 100.00%	$3,588,389

	Percentages are stated as a percent of net assets.

	(a)	Non-income producing security.
	(b)	Variable rate security; the rate shown is the effective rate as of July 31, 2015.

The industry classifications listed above are in accordance with Global Industry Classification Standard (GICS ®), which was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").

	The accompanying notes to financial statements are an integral part of these schedule of investments.

Perritt Funds, Inc.
Notes to the Schedule of Investments (Unaudited)	July 31, 2015

1. Federal Income Tax Matters

The cost basis of investments for federal income tax purposes for the Perritt MicroCap Opportunities Fund (the "MicroCap Fund"), the Perritt Ultra MicroCap Fund (the "Ultra MicroCap Fund") and the Perritt Low Priced Stock Fund (the "Low Priced Stock Fund") (collectively, the "Funds") at July 31, 2015 was as follows*:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Cost of investments	$330,079,964	$57,338,219	$3,355,118

Gross unrealized appreciation	102,952,146	15,100,484	389,270
Gross unrealized depreciation	(20,689,936)	(7,248,888)	(125,924)
Net unrealized appreciation/(depreciation)	$82,262,210	$7,851,596	$263,346

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section in the Funds' most recent semi-annual or annual report.

2. Security Valuation

Exchange-listed securities are generally valued at the last sales price reported by the principal security exchange on which the issue is traded, or if no sale is reported, the mean between the latest bid and ask price unless the Funds' investment advisor believes that the mean does not represent a fair value, in which case the securities are valued as set forth below. Securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. Demand notes, commercial paper, U.S. Treasury Bills and warrants are stated at fair value using market prices if available, or a pricing service when such prices are believed to reflect fair value. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' advisor under procedures established by and under the supervision of the Board of Directors of the Fund. The Funds' fair value procedures allow for the use of certain methods performed by the Funds' advisor to value those securities for which market quotations are not readily available, at a price  that a Fund might reasonably expect to receive upon a sale of such securities. For example, these methods may be based on a multiple of earnings, or a discount  from market of a similarly freely traded security, or a yield to maturity with respect to debt issues, or a combination of these and other methods.

The Funds' may invest in warrants or rights (other than those acquired in units or attached to other securities), which entitle the purchaser to buy equity securities at a specific price for a specific period of time. Warrants and rights have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

General Accepted Accounting Principles ("GAAP") establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value.
GAAP also requires additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

• Level 1 - Quoted prices in active markets for identical securities.
• Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - Significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds' net assets as of July 31, 2015:

Perritt MicroCap Opportunities Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$57,835,992	$-	$-	$57,835,992
Consumer Staples	27,623,702	-	-	27,623,702
Energy	16,985,004	-	-	16,985,004
Financials	70,319,312	-	-	70,319,312
Health Care	28,563,823	-	-	28,563,823
Industrials	74,765,258	-	-	74,765,258
Information Technology	72,358,391	-	-	72,358,391
Materials	16,457,673	3,363,750	-	19,821,423
Total Common Stocks	364,909,155	3,363,750	-	368,272,905
Real Estate Investment Trusts	21,714,585	-	-	21,714,585
Warrants
Financials	-	0	-	-
Total Warrants	-	-	-	-
Short Term Investments	22,354,684	-	-	22,354,684
Total Investments in Securities	$408,978,424	$3,363,750	$-	$412,342,174

Perritt Ultra MicroCap Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$7,905,508	$1,589,128	$-	$9,494,636
Consumer Staples	2,799,805	-	-	2,799,805
Energy	2,487,403	-	-	2,487,403
Financials	6,817,315	979,200	-	7,796,515
Health Care	5,129,183	-	-	5,129,183
Industrials	12,686,864	500,789	-	13,187,653
Information Technology	20,328,995	511,500	-	20,840,495
Materials	727,848	585,000	-	1,312,848
Telecommunication	723,000	-	-	723,000
Total Common Stocks	59,605,921	4,165,617	-	63,771,538
Warrants
Energy	-	0	-	-
Information Technology	2,863	0	-	2,863
Total Warrants	2,863	-	-	2,863
Short Term Investments	1,415,414	-	-	1,415,414
Total Investments in Securities	$61,024,198	$4,165,617	$-	$65,189,815

Perritt Low Priced Stock Fund
Description	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$390,455	$-	$-	$390,455
Consumer Staples	23,632	-	-	23,632
Energy	220,284	-	-	220,284
Financials	556,057	-	-	556,057
Health Care	362,457	-	-	362,457
Industrials	535,166	-	-	535,166
Information Technology	919,404	-	-	919,404
Materials	110,128	-	-	110,128
Utilities	41,916	-	-	41,916
Total Common Stocks	3,159,499	-	-	3,159,499
Real Estate Investment Trusts	67,338	-	-	67,338
Short Term Investments	391,627	-	-	391,627
Total Investments in Securities	$3,618,464	$-	$-	$3,618,464

Below are the transfers into or out of Levels 1 and 2 for the Funds using market values measured at the end of the reporting period:

	MicroCap Fund	Ultra MicroCap Fund	Low Priced Stock Fund
Transfers into Level 1	$-	$-	$-
Transfers out of level 1	(3,363,750)	(3,664,828)	-
Net transfers in (out of) Level 1	$(3,363,750)	$(3,664,828)	$-

Transfers into Level 2	$3,363,750	$3,664,828	$-
Transfers out of Level 2	-	-	-
Net Transfers in (out of) Level 2	$3,363,750	$3,664,828	$-

The securities transferred from Level 1 to Level 2 due to those securities not trading on the last day of the reporting period.

As of July 31, 2015, the MicroCap Fund, Ultra MicroCap Fund and Low Priced Stock Fund did not hold any Level 3 securities. Below is a reconciliation that details the activity of the Level 3 securities held in the Ultra MicroCap Fund during the nine months ended July 31, 2015:

			Ultra MicroCap Fund
Beginning Balance - November 1, 2014			$35,000
Purchases			-
Sales			-
Transfers in to level 3			-
Transfers out of level 3			-
Realized losses			(35,000)
Change in unrealized gains/(losses)			-
Ending Balance - July 31, 2015			$-

3. Transactions with Affiliates

The following issuers were affiliated with the Funds, as the Funds held 5% or more of the outstanding voting securities of the issuer during the period from November 1, 2014 through July 31, 2015. No issuers were affiliated with the Low Priced Stock Fund during the nine months ended July 31, 2015. See Section (2)(a)(3) of the Investment Company Act of 1940.

Perritt MicroCap Opportunities Fund
Issuer Name	Share Balance At November 1, 2014	Additions	Reductions	Share Balance At July 31, 2015	Dividend Income	Value At July 31, 2015
Full House Resorts, Inc.1	988,473	-	988,473	-	-	-
					$-	$-

Perritt Ultra MicroCap Fund
Issuer Name	Share Balance At November 1, 2014	Additions	Reductions	Share Balance At July 31, 2015	Dividend Income	Value At July 31, 2015
CTI Industries Corp.	17,200	166,200	-	183,400	$-	$640,066
Orbit International Corp.1	226,000	-	36,000	190,000	-	568,100
					$-	$1,208,166

1Issuer was not an affiliate as of July 31, 2015

4. Recently Issued Accounting Pronouncements

In June 2014, the Financial Accounting Standard Board issued ASU No. 2014-11 "Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures." ASU No. 2014-11 makes limited changes to the accounting for repurchase agreements, clarifies when repurchase agreements and securities lending transactions should be accounted for as secured borrowings, and requires additional disclosures regarding these types of transactions. The guidance is effective for fiscal years beginning on or after December 15, 2014, and for interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statement disclosures.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Perritt Funds, Inc.

By (Signature and Title)           /s/ Michael J. Corbett
 Michael J. Corbett, President

Date            9/25/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Michael J. Corbett
Michael J. Corbett, President

Date            9/25/2015

By (Signature and Title)*         /s/ Mark J. Buh
 Mark J. Buh, Treasurer

Date            9/25/2015

* Print the name and title of each signing officer under his or her signature.